revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
revenue from contracts with customers
Customer accounts receivable	$ 2,676	$ 2,844
Allowance for doubtful accounts	(126)	(119)
Billed customer accounts receivable, net of allowance for doubtful accounts	2,550	2,725
Accrued receivables - customer	607	604
Billed and unbilled customer accounts receivable, net of allowance for doubtful accounts	3,157	3,329
Accrued receivables - other	345	360
Accounts receivable - current	$ 3,502	$ 3,689